Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Assets at Fair Value Through Profit or Loss
Money market fund	$ 7,799
Equity securities-unlisted company	13,966	$ 13,500
Financial assets at fair value through profit or loss	21,765	13,500
Current	7,799	0
Non-current	13,966	13,500
Total Assets	$ 21,765	$ 13,500